Segment and Related Information (Tables)	6 Months Ended
Jun. 30, 2015
Reconciliation of Segments to Consolidated

Financial data for the segments and reconciliation to consolidated results for the periods ended June 30 are:

	Six Months
	2015	2014
Income Statement Data
Revenues from external customers (a)
East	$1,980	$52
West	31	—

Total	$2,011	$52

Operating Income (Loss)
East	$362	$65
West	(6)	—
Other	(144)	(128)

Total	$212	$(63)

	June 30, 2015	December 31, 2014
Balance Sheet Data
Assets
East	$11,549	$10,468
West	1,283	—
Other (b)	30	292

Total Assets	$12,862	$10,760

(a)	Includes unrealized gains and losses from derivatives. See Note 14 for additional information.
(b)	Primarily consists of unallocated items, including cash, and PP&E.

Earnings (Loss) Per Share for Talen Energy Corporation
4.	Earnings (Loss) Per Share

On June 1, 2015, the spinoff date, Talen Energy issued 128,499,023 shares of common stock, including 83,524,365 shares issued to PPL’s shareholder’s and 44,974,658 shares issued in a private placement to the Riverstone Holders. To calculate basic and diluted EPS for periods presented prior to June 1, 2015, Talen Energy used the shares issued to PPL’s shareholders on the date of the spinoff as Talen Energy was a wholly owned subsidiary of PPL and no shares were outstanding prior to that date. The calculation of basic and diluted earnings per share for the six months ended June 30, 2015 utilized the weighted-average shares outstanding during this period assuming the shares issued to PPL’s shareholders were outstanding during the entire period and reflects the impact of the private placement of shares to the Riverstone Holders on the spinoff date.

Basic EPS is computed by dividing income by the weighted-average number of common shares outstanding during the applicable period. Diluted EPS is computed by dividing income by the weighted-average number of common shares outstanding, increased by incremental shares that would be outstanding if potentially dilutive non-participating securities were converted to common shares as calculated using the Treasury Stock Method.

Reconciliations of the amounts of income and shares of Talen Energy common stock (in thousands) for the period ended June 30 used in the EPS calculation are:

	Six Months
	2015	2014
Income (Numerator)
Income (Loss) from continuing operations after income taxes	$121	$(56)
Income (Loss) from discontinued operations (net of income taxes)	1	3

Net Income (Loss)	$122	$(53)

Shares of Common Stock (Denominator)
Weighted-average shares – Basic EPS	90,980	83,524
Add incremental non-participating securities:
Share-based payment awards	22	—

Weighted-average shares – Diluted EPS	91,002	83,524

For the six months ended June 30, 2015, 760 thousand out-of-the-money stock options were excluded from the computations of diluted EPS because the effect would have been antidilutive.

Basic and Diluted EPS Computations

Reconciliations of the amounts of income and shares of Talen Energy common stock (in thousands) for the period ended June 30 used in the EPS calculation are:

	Six Months
	2015	2014
Income (Numerator)
Income (Loss) from continuing operations after income taxes	$121	$(56)
Income (Loss) from discontinued operations (net of income taxes)	1	3

Net Income (Loss)	$122	$(53)

Shares of Common Stock (Denominator)
Weighted-average shares – Basic EPS	90,980	83,524
Add incremental non-participating securities:
Share-based payment awards	22	—

Weighted-average shares – Diluted EPS	91,002	83,524